UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05750

American Funds Short-Term Tax-Exempt Bond Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American Funds
Short-Term Tax-Exempt
Bond Fund

Semi-annual report for the six months ended January 31, 2010

American Funds Short-Term Tax-Exempt Bond FundSM seeks to provide you with current income exempt from regular federal income taxes, consistent with preservation of capital, by investing primarily in investment-grade municipal bonds. The fund’s portfolio maintains a dollar-weighted average maturity no greater than three years.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2009 (the most recent calendar quarter-end):

	Total returns		Average annual total returns
Class A shares	Since 8/7/2009	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	-2.08%	-2.06%	1.49%	1.53%

The 1-, 5- and 10-year investment results include the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund and therefore are not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of each period shown. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. The investment adviser also has reimbursed certain expenses. Fund results shown reflect the waivers and/or reimbursements, without which they would have been lower. See the Financial Highlights table on pages 20 and 21 for details.

The total estimated annual fund operating expense ratio was 0.60% for Class A shares as of July 31, 2009. Because American Funds Short-Term Tax-Exempt Bond Fund was previously a money market fund and its expenses are not representative of a short-term tax-exempt bond fund, other expenses and 12b-1 service fees included in the operating expense ratio above are based on estimates for the current fiscal year.

Fellow shareholders:

We are pleased to present you with the semi-annual report for American Funds Short-Term Tax-Exempt Bond Fund. The fund began operations as a short-term tax-exempt bond fund on August 7, 2009, with the conversion of shares from The Tax-Exempt Money Fund of America, a money market fund. This report covers the fund’s results from August 1, 2009, through January 31, 2010 — the midpoint of the fund’s new fiscal year.

American Funds Short-Term Tax-Exempt Bond Fund was created to offer an investment option that bridges the gap between money market funds and intermediate bond funds. Specifically, in normal market conditions, the fund seeks to generate a federally tax-exempt yield that is slightly higher than most money market funds, with a portfolio of bonds intended to provide relative stability.

For the period since its conversion, the fund generated a federally tax-exempt total return of 1.3%, equivalent to a taxable return of 2.0% for investors in the 35% tax bracket. The total return reflects a gain in the fund’s share price as well as period-to-date dividends totaling about 4 cents a share. Those who reinvested dividends earned a federally tax-exempt income return of 0.4%. Investors who elected to take dividends in cash recorded a similar return. A portion of the fund’s total return may also be exempt from some state and local income taxes.

By way of comparison, the Lipper Short Municipal Debt Funds Average, a measure of the fund’s peer group, returned 1.6%, while the unmanaged Barclays Capital Municipal Short 1–5 Years Index posted a total return of 2.0%. The absence of expenses in the index partially accounts for its higher return. Additionally, the fund’s large cash holdings constrained its results in this low interest rate environment.

For the full six months, American Funds Short-Term Tax-Exempt Bond Fund recorded a tax-exempt total return of 1.3%, equivalent to a taxable return of 2.0% for investors in the top federal tax bracket. The fund functioned as a money market fund for a portion of this period.

In pursuit of its objectives, the fund will focus primarily on high-quality bonds rated AAA or AA. However, as much as 20% of its assets can be invested in A-rated securities. In addition, the fund targets a dollar-weighted average maturity not greater than three years. This approach is designed for conservative investors with current income needs who are seeking relative stability.

The fund’s conversion occurred amid a broad municipal market rally, spurred by aggressive government stimulus and emerging signs of economic stabilization. As rising demand for tax-exempt bonds pushed prices higher, yields dropped to multi-year lows. To finance their operations, municipal issuers increasingly turned to taxable Build America Bonds (which are less costly for issuers because they are subsidized by the federal government, but which are not appropriate for this fund). This restrained the supply of longer term tax-exempt bonds available to traditional buyers. The Federal Reserve continued to hold the federal funds rate near zero, putting further pressure on yields and pushing some money market investors into short-term bond funds.

Throughout the period, the fund’s managers selectively added bonds with relatively longer maturities, in accordance with the shareholder vote to convert the fund. This is reflected in the portfolio’s average life of 2.5 years as of January 31. In addition, they focused on A- and AA-rated debt, which accounted for more than 50% of the fund’s holdings at the end of the period. However, with less than six months since the fund’s conversion from a money market fund, it continued to hold a relatively high level of cash and equivalents.

Over time, the portfolio’s investment mix will change in response to emerging opportunities and shifting market conditions. Our portfolio counselors and analysts will continue to conduct rigorous fundamental research in their efforts to identify municipal securities that can help protect shareholder value while generating a yield exceeding that of money market funds in normal environments.

We take this opportunity to welcome new investors to the fund and thank former shareholders of The Tax-Exempt Money Fund of America for their continued confidence in our investment approach. We are grateful to have this opportunity to discuss the initial progress of the fund and look forward to reporting to you again at the close of this fiscal year.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Brenda S. Ellerin

Brenda S. Ellerin
President

March 17, 2010

For current information about the fund, visit americanfunds.com.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or the federal alternative minimum tax. Certain other income, as well as capital gain distributions, may be taxable. Bond ratings, which typically range from AAA (highest) to D (lowest), are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Summary investment portfolio, January 31, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See page 27 for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Quality ratings*

Aaa/AAA	13.9%
Aa/AA	32.5
A/A	17.7
Short-term securities & other assets less liabilities	35.9

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analyst.
[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 64.10%	(000)	(000)	assets

Arizona - 3.53%
Pollution Control Corp. of the County of Cochise, Solid Waste Disposal Rev. Bonds (Arizona Electric Power Cooperative, Inc. Project), Series 1994-A, AMT, 3.10% 2024	$3,000	$3,000	.80%
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds, Series 2009-B, 3.00% 2013	4,820	5,086	1.37
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2014	2,585	2,879	.77
Other securities		2,181	.59
		13,146	3.53

California - 8.71%
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West):
Series 2009-G, 5.00% 2028 (put 2012)	3,000	3,196
Series 2004-I, 4.95% 2026	1,000	1,072	1.15
Health Facs. Fncg. Auth., (St. Joseph Health System):
Rev. Ref. Bonds, Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,868
Rev. Bonds, Series 2009-B, 5.00% 2015	1,000	1,102	1.60
Port of Oakland, AMT:
Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2011	4,000	4,220
Rev. Bonds, Series 2000-K, FGIC-National insured, 5.75% 2013	1,000	1,008	1.40
Pollution Control Fncg. Auth., Environmental Improvement Rev. Ref. Bonds (BP West Coast Products LLC Project), Series 2009, 2.60% 2046	1,250	1,278	.34
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Notes, Series 2008-A, AMT, 6.75% 2019 (put 2011)	2,500	2,638	.71
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2013	3,000	3,281	.88
Other securities		9,784	2.63
		32,447	8.71

Colorado - 1.19%
Other securities		4,424	1.19

Florida - 9.93%
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured:
5.00% 2011	2,425	2,503
5.00% 2013	1,500	1,594	1.10
Board of Education, Public Education Capital Outlay Ref. Bonds:
Series 2009-B, 5.00% 2015	3,000	3,446
Series 2009-D, 5.00% 2013-2015	2,000	2,273	1.54
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	3,000	3,289	.88
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds:
Series 2008-A, 5.00% 2013	3,000	3,271
Series A, National insured:
5.00% 2011	3,000	3,148
5.00% 2012	1,920	2,068	2.28
City of Tampa, Utilities Tax Rev. Ref. Bonds, Series 2006, National insured, 5.00% 2015	3,885	4,378	1.17
Other securities		11,012	2.96
		36,982	9.93

Georgia - 2.32%
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A:
5.00% 2013	2,500	2,684
5.00% 2011	1,000	1,042	1.00
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A:
5.00% 2014	2,450	2,717
5.00% 2015	2,000	2,210	1.32
		8,653	2.32

Illinois - 2.38%
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2013	6,000	6,621	1.78
Other securities		2,242	.60
		8,863	2.38

Indiana - 3.19%
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2011-2015	6,000	6,364	1.71
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-6, 5.00% 2027 (put 2014)	3,000	3,288	.88
Other securities		2,247	.60
		11,899	3.19

Louisiana - 1.80%
Other securities		6,698	1.80

Massachusetts - 1.05%
Housing Fin. Agcy., Construction Loan Notes, Series 2009-D, 5.00% 2012	3,610	3,893	1.05

Michigan - 2.85%
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,552	1.49
Other securities		5,053	1.36
		10,605	2.85

Nevada - 1.18%
Other securities		4,380	1.18

New Jersey - 1.57%
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 2.50% 2012	2,500	2,549	.69
Other securities		3,292	.88
		5,841	1.57

New Mexico - 1.20%
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	2,185	2,382	.64
Other securities		2,102	.56
		4,484	1.20

New York - 8.41%
Dormitory Auth.:
Consolidated Service Contract Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	5,000	5,626
Lease Rev. Bonds (State University Educational Facs. Issue), Series 2003, XLCA insured, 5.25% 2032 (put 2013)	2,765	3,089	2.34
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D:
5.00% 2015	2,500	2,873
5.00% 2013	1,500	1,690	1.23
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue), Series 2002-B:
5.25% 2023	2,010	2,187
CIFG insured, 6.00% 2023	1,500	1,656	1.03
New York City Transitional Fin. Auth.,:
New York City Recovery Bonds, Fiscal 2003 Subseries 3B-1, 5.00% 2014	2,000	2,292
Future Tax Secured Bonds, Fiscal 2010 Subseries C-1, 5.00% 2012	1,290	1,419	1.00
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2009-A-1, 4.00% 2038 (put 2012)	2,500	2,686	.72
Other securities		7,794	2.09
		31,312	8.41

Oregon - 1.60%
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D:
5.00% 2013	3,345	3,758
5.00% 2014	1,000	1,134	1.31
Other securities		1,081	.29
		5,973	1.60

Texas - 1.97%
Other securities		7,322	1.97

Virginia - 2.86%
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-C, 5.00% 2013	5,000	5,678	1.53
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	4,420	4,960	1.33
		10,638	2.86

Wisconsin - 2.17%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	5,000	5,406	1.45
Other securities		2,698	.72
		8,104	2.17

Other states - 6.19%
State of Connecticut, G.O. Notes, Econ. Recovery, Series 2009-A, 5.00% 2014	2,000	2,281	.61
State of Hawaii, G.O. Ref. Bonds, Series 2009-DV, 5.00% 2012	3,000	3,332	.89
State of Ohio, City of Cleveland, Various Purpose G.O. Ref. Bonds, Series 2005, AMBAC insured, 5.25% 2013	2,120	2,408	.65
Other securities		15,046	4.04
		23,067	6.19

Total bonds & notes (cost: $235,277,000)		238,731	64.10

	Principal		Percent
	amount	Value	of net
Short-term securities - 33.91%	(000)	(000)	assets

State of California, Contra Costa Transportation Auth., Sales Tax Rev. Notes (Limited Tax Bonds), Series 2009, 2.50% 10/1/2010	$5,000	$5,078	1.36%
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program), Series D-1, 0.23% 2036 (1)	2,350	2,350	.63
State of Florida, Lee Memorial Health System, Hospital Rev. Bonds, Series 2009-B, 0.20% 2033 (1)	3,000	3,000	.81
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-4, 0.20% 2039 (1)	5,625	5,625	1.51
Baltimore County, Maryland, Consolidated Public Improvement Bond Anticipation Notes, Series 1995, TECP, 0.30% 2/3/2010	10,000	10,000	2.68
State of Maryland, Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), Series A, 0.24% 2/4/2010	5,000	5,000	1.34
Massachusetts Port Auth., Series 2003-B, AMT, TECP, 0.22% 3/2/2010	10,000	10,000	2.69
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Saint Louis University), Series 2008-B-2, 0.18% 2035 (1)	3,000	3,000	.81
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2010-C, 2.50% 6/24/2010	10,000	10,092	2.71
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2009-A, 2.50% 6/30/2010	15,000	15,148	4.07
State of Rhode Island and Providence Plantations, G.O. Tax Anticipation Notes, 2.50% 6/30/2010	10,000	10,096	2.71
Berkeley County, South Carolina, Exempt Fac. Industrial Rev. Bonds (Amoco Chemical Co. Project), Series 1998, AMT, 0.19% 2028 (1)	2,000	2,000
State of Texas, Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Amoco Oil Co. Project), Series 1995, AMT, 0.20% 2027 (1)	1,000	1,000	.81
State of Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 8/31/2010	5,000	5,067	1.36
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 6/30/2010	10,500	10,607	2.85
State of Wisconsin, Operating Notes of 2009, 2.50% 6/15/2010	5,000	5,044	1.35
Sweetwater County, Wyoming, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp Project), Series 1988-A, TECP, 0.27% 3/1/2010	10,500	10,500	2.82
Other securities		12,693	3.40

Total short-term securities (cost: $126,213,000)		126,300	33.91

Total investment securities (cost: $361,490,000)		365,031	98.01
Other assets less liabilities		7,402	1.99

Net assets		$372,433	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2010	(dollars in thousands)

Assets:
Investment securities, at value: (cost: $361,490)		$365,031
Cash		1,249
Receivables for:
Sales of fund's shares	$6,842
Interest	2,936	9,778
		376,058
Liabilities:
Payables for:
Purchases of investments	2,259
Repurchases of fund's shares	1,093
Dividends on fund's shares	49
Investment advisory services	117
Services provided by affiliates	64
Trustees' deferred compensation	33
Other	10	3,625
Net assets at January 31, 2010		$372,433

Net assets consist of:
Capital paid in on shares of beneficial interest		$368,947
Distributions in excess of net investment income		(50)
Accumulated net realized loss		(5)
Net unrealized appreciation		3,541
Net assets at January 31, 2010		$372,433

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (36,901 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$355,589	35,232	$10.09
Class F-1	3,191	316	10.09
Class F-2	13,653	1,353	10.09

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.35.

See Notes to Financial Statements

Statement of operations	unaudited
for the six months ended January 31, 2010	(dollars in thousands)

Investment income:
Income:
Interest .			$2,470

Fees and expenses*:
Investment advisory services	$723
Distribution services	282
Transfer agent services	74
Administrative services	3
Reports to shareholders	31
Registration statement and prospectus	113
Postage, stationery and supplies		-†
Trustees' compensation	9
Auditing and legal	41
Custodian	6
Other	31
Total fees and expenses before reimbursements	1,313
Less reimbursement of fees and expenses	103
Total fees and expenses after reimbursements			1,210
Net investment income			1,260

Net unrealized appreciation on investments			3,532
Net increase in net assets resulting from operations			$4,792

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(†) Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

	Six months ended January 31, 2010*	10 months ended July 31, 2009†	Year ended September 30, 2008
Operations:
Net investment income	$1,260	$3,457	$15,362
Net unrealized appreciation (depreciation) on investments	3,532	253	(356)
Net increase in net assets resulting from operations	4,792	3,710	15,006

Dividends paid or accrued to
shareholders from net investment income	(1,310)	(3,460)	(15,362)

Net capital share transactions	(132,380)	(430,591)	313,829

Total (decrease) increase in net assets	(128,898)	(430,341)	313,473

Net assets:
Beginning of period	501,331	931,672	618,199
End of period (including distributions in excess of
net investment income: $(50) for the six months ended January 31, 2010)	$372,433	$501,331	$931,672

*Unaudited.
†In 2009, the fund changed its fiscal year-end from September to July.

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization – American Funds Short-Term Tax-Exempt Bond Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income exempt from regular federal income taxes, consistent with preservation of capital, by investing primarily in investment-grade municipal bonds. The fund’s portfolio maintains a dollar-weighted average maturity no greater than three years.

On June 15, 2009, shareholders approved the conversion of The Tax-Exempt Money Fund of America to a short-term tax-exempt bond fund with a net asset value per share that may fluctuate, and an agreement and plan of reorganization whereby the fund would reorganize from a Massachusetts business trust to a Delaware statutory trust. The conversion and reorganization were effective at the close-of-business on August 7, 2009.  In connection with the conversion and reorganization, the fund changed its name from The Tax-Exempt Money Fund of America to American Funds Short-Term Tax-Exempt Bond Fund. Upon closing, shareholders received one share (or fraction thereof) of American Funds Short-Term Tax-Exempt Bond Fund for every 10 shares (or fraction thereof) they owned of The Tax-Exempt Money Fund of America.

The fund has three share classes, some of which are only available to limited categories of investors. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes F-1 and F-2*	None	None	None

*Class F-1 and Class F-2 shares were offered beginning August 10, 2009.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation –Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders –Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The fund’s income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the U.S. or abroad.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended January 31, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. As of January 31, 2010, there were no material differences between book and tax reporting.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$34
Capital loss carryforwards*:
Expiring 2010	$(2)
Expiring 2011	(3)	(5)
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

As of January 31, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$3,605
Gross unrealized depreciation on investment securities	(64)
Net unrealized appreciation on investment securities	3,541
Cost of investment securities	361,490

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class	Six months ended January 31, 2010	10 months ended July 31, 20091	Year ended September 30, 2008
Class A	$1,276	$3,059	$13,528
Class F-12	8	-	-
Class F-22	26	-	-
Class R-53	-	401	1,834
Total	$1,310	$3,460	$15,362

1In 2009, the fund changed its fiscal year-end from September to July.
2Class F-1 and Class F-2 shares were offered beginning August 10, 2009.
3Class R-5 shares were only available through June 15, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - On November 24, 2009, shareholders approved amendments to the fund’s Investment Advisory and Service Agreement with CRMC. The agreement provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion.

Due to lower short-term interest rates, CRMC agreed to pay a portion of fees and expenses. For the six months ended January 31, 2010, the total fees paid by CRMC were $103,000 for Class A.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for Classes A and F-1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, with a plan limit of 0.15% for Class A shares and 0.50% for Class F-1 shares. For Class F-1 shares, the board of trustees has a currently approved limit of 0.25%. Class A may use up to 0.15% and Class F-1 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities. The fund has not adopted a plan of distribution for Class F-2.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.15% is not exceeded. As of January 31, 2010, unreimbursed expenses subject to reimbursement totaled $162,000 for Class A.

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing.

Administrative services – The fund adopted an administrative services agreement with CRMC effective August 7, 2009, to provide transfer agent and other related shareholder services for Classes F-1 and F-2. Each relevant share class pays CRMC annual fees up to 0.15% based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described on the previous page for the six months ended January 31, 2010, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$280	$74	Not applicable	Not applicable
Class F-1*	2	Included in administrative services	$1	$-†
Class F-2 *	Not applicable		2	-†
Total	$282	$74	$3	$-†
*Class F-1 and Class F-2 shares were offered beginning August 10, 2009.
†Amount less than one thousand.

Trustees’ deferred compensation –Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation shown on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2010, all of the fund’s investment securities were classified as Level 2.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(1)		Reinvestments of dividends		Repurchases(1)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2010
Class A(2)	$95,792	9,545	$1,090	109	$(246,024)	(24,564)	$(149,142)	(14,910)
Class F-1(3)	3,848	384	8	1	(690)	(69)	3,166	316
Class F-2(3)	14,057	1,399	25	3	(486)	(49)	13,596	1,353
Total net increase
(decrease)	$113,697	11,328	$1,123	113	$(247,200)	(24,682)	$(132,380)	(13,241)

10 months ended July 31, 2009(2),(4)
Class A	$662,976	66,297	$2,825	283	$(974,993)	(97,499)	$(309,192)	(30,919)
Class R-5(5)	203,357	20,336	291	29	(325,047)	(32,505)	(121,399)	(12,140)
Total net increase
(decrease)	$866,333	86,633	$3,116	312	$(1,300,040)	(130,004)	$(430,591)	(43,059)

Year ended September 30, 2008(2)
Class A	$1,047,017	104,702	$12,354	1,235	$(829,292)	(82,929)	$230,079	23,008
Class R-5(5)	362,984	36,298	1,205	121	(280,439)	(28,044)	83,750	8,375
Total net increase
(decrease)	$1,410,001	141,000	$13,559	1,356	$(1,109,731)	(110,973)	$313,829	31,383

(1)Includes exchanges between share classes of the fund.
(2)The board of trustees approved a 10-for-1 reverse stock split of the shares of the fund effective August 7, 2009. The shares presented have been restated for the reverse stock split.
(3)Class F-1 and Class F-2 shares were offered beginning August 10, 2009.
(4)In 2009, the fund changed its fiscal year-end from September to July.
(5)Class R-5 shares were only available through June 15, 2009.

7. Investment transactions

The fund made purchases of investment securities, excluding short-term securities and U.S. government obligations, if any, of $236,474,000, during the six months ended January 31, 2010.

Financial highlights(1)

			Income from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A(5):	Six months ended 1/31/2010(6)	$10.00	$.02	$.11	$.13	$(.04)	$10.09	1.26%	$355	.69	%(7)	.64	%(7)	.66	%(7)
	Period from 10/1/2008 to 7/31/2009(8)	10.00	.03	-	$.03	(.03)	10.00	.33	501	.52	(7)	.46	(7)	.44	(7)
	Year ended 9/30/2008	10.00	.20	-	$.20	(.20)	10.00	1.99	810	.47		.43		1.93
	Year ended 9/30/2007	10.00	.31	-	$.31	(.31)	10.00	3.19	580	.51		.47		3.14
	Year ended 9/30/2006	10.00	.27	-	$.27	(.27)	10.00	2.76	460	.52		.48		2.73
	Year ended 9/30/2005	10.00	.16	-	$.16	(.16)	10.00	1.63	405	.53		.50		1.61

Class F-1:	Period from 8/27/2009 to 1/31/2010(6)	10.00	.04	.08	.12	(.03)	10.09	1.20	3	.36		.36		.35

Class F-2:	Period from 8/12/2009 to 1/31/2010(6)	10.00	.05	.08	.13	(.04)	10.09	1.30	14	.28		.28		.51

Six months ended
January 31,
2010(6)

Portfolio turnover rate for all classes of shares	0%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown,CRMC agreed to pay a portion of fees and expenses due to lower short-term interest rates.

(5)The table reflects the board of trustee's approval of a 10-for-1 reverse stock split of the shares of the fund, effective August 7, 2009.
(6)Unaudited.
(7)Annualized.
(8)In 2009, the fund changed its fiscal year-end from September to July.

See Notes to Financial Statements

Expense example
                                                                                                                                        unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009, through January 31, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8/1/2009	Ending account value 1/31/2010	Expenses paid during period(1)	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,012.64	$3.25	.64%
Class A -- assumed 5% return	1,000.00	1,021.98	3.26	.64
Class F-1 -- actual return(2)	1,000.00	1,012.02	3.59	.83
Class F-1 -- assumed 5% return(2)	1,000.00	1,021.02	4.23	.83
Class F-2 -- actual return(3)	1,000.00	1,012.98	2.80	.59
Class F-2 -- assumed 5% return(3)	1,000.00	1,022.23	3.01	.59

(1)The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
(2)The period for the “annualized expense ratio” and “actual return” line is based on the number of days from August 27, 2009 (the initial sale of the share class), through January 31, 2010 and, accordingly, is not representative of a full period. The “assumed 5% return” line is based on 184 days.
(3)The period for the “annualized expense ratio” and “actual return” line is based on the number of days from August 12, 2009 (the initial sale of the share class), through January 31, 2010 and, accordingly, is not representative of a full period. The “assumed 5% return” line is based on 184 days.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for a one-year term through October 1, 2010. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, including in connection with their service to the fund’s predecessor, The Tax-Exempt Money Fund of America, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income exempt from regular federal income tax, consistent with its maturity and quality standards described in the prospectus, and preserving capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related meetings. In addition to the information reviewed by the board and the committee, this report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s and its predecessor fund’s long-term results have been satisfactory and that CRMC’s management record indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete January 31, 2010, portfolio of American Funds Short-Term Tax-Exempt Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Short-Term Tax-Exempt Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Results of meeting of shareholders held November 24, 2009

Shares outstanding (all classes) on record date (August 28, 2009):	38,706,310
Total shares voting on November 24, 2009:	26,678,808	(68.9% of shares outstanding)

Election of board members

Trustee*	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld

Lee A. Ault III	26,067,906	97.7%	610,902	2.3%
William H. Baribault	26,099,635	97.8	579,173	2.2
Brenda S. Ellerin	26,079,297	97.8	599,511	2.2
James G. Ellis	26,067,906	97.7	610,902	2.3
Martin Fenton	26,099,635	97.8	579,173	2.2
Leonard R. Fuller	26,099,713	97.8	579,095	2.2
Paul G. Haaga, Jr.	26,067,874	97.7	610,934	2.3
W. Scott Hedrick	26,062,443	97.7	616,365	2.3
R. Clark Hooper	26,099,667	97.8	579,141	2.2
Merit E. Janow	26,099,635	97.8	579,173	2.2
Laurel B. Mitchell	26,111,058	97.9	567,750	2.1
Frank M. Sanchez	26,099,681	97.8	579,127	2.2
Margaret Spellings	26,111,058	97.9	567,750	2.1
Steadman Upham	26,095,797	97.8	583,011	2.2

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstaining†	Percent of shares abstaining
To approve a policy allowing CRMC to appoint subsidiaryadvisers for the fund’s day-to-day investment management without additional shareholder approval	21,817,188	81.7%	710,871	2.7%	4,150,749	15.6%

To approve amendments to the fund’s Investment Advisory and Service Agreement with CRMC	21,920,892	82.1	552,918	2.1	4,204,998	15.8

To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the fund	21,925,195	82.2	585,339	2.2	4,168,274	15.6

*Richard G. Capen, Jr. and Richard G. Newman did not stand for election at the Meeting of Shareholders because they plan to retire in December 2010.
†Includes broker non-votes.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
>American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market FundSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-939-0310P

Litho in USA CGD/RRD/10095-S24123

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

American Funds Short-Term Tax-Exempt Bond Fund®
Investment portfolio

January 31, 2010
unaudited

Bonds & notes — 64.10%	Principal amount (000)	Value (000)

ARIZONA — 3.53%
Pollution Control Corp. of the County of Cochise, Solid Waste Disposal Rev. Bonds
(Arizona Electric Power Cooperative, Inc. Project), Series 1994-A, AMT, 3.10% 2024	$3,000	$3,000
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2009-B, 3.00% 2013	4,820	5,086
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2014	2,585	2,879
School Facs. Board, State School Trust Rev. Bonds, Series 2004-A, AMBAC insured, 5.25% 2013	2,000	2,181
		13,146

CALIFORNIA — 8.71%
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2011	1,000	1,045
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	1,250	1,379
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,072
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-G, 5.00% 2028 (put 2012)	3,000	3,196
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	1,000	1,102
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,868
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2014	1,000	1,097
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2009-A, 5.00% 2014	1,000	1,135
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2012	1,000	1,095
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2014	1,180	1,347
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2015	1,000	1,070
Port of Oakland, Rev. Bonds, Series 2000-K, AMT, FGIC-National insured, 5.75% 2013	1,000	1,008
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2011	4,000	4,220
Pollution Control Fncg. Auth., Environmental Improvement Rev. Ref. Bonds (BP West Coast Products LLC Project),
Series 2009, 2.60% 2046 (put 2014)	1,250	1,278
San Diego County Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	1,500	1,616
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Notes,
Series 2008-A, AMT, 6.75% 2019 (put 2011)	2,500	2,638
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2013	3,000	3,281
		32,447

COLORADO — 1.19%
City and County of Denver, Airport System Rev. Bonds, Series 2009-A, 5.00% 2012	1,000	1,096
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2009-B, 5.00% 2039 (put 2012)	1,000	1,083
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-B-1, 5.00% 2013	2,000	2,245
		4,424

CONNECTICUT — 0.61%
G.O. Notes, Econ. Recovery, Series 2009-A, 5.00% 2014	2,000	2,281

FLORIDA — 9.93%
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,575	1,716
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2011	2,425	2,503
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2013	1,500	1,594
Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	3,000	3,446
Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2013	1,000	1,124
Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2015	1,000	1,149
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 5.50% 2015	1,800	1,996
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	3,000	3,289
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2013	3,000	3,271
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series A, National insured, 5.00% 2011	3,000	3,148
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series A, National insured, 5.00% 2012	1,920	2,068
Dept. of Management Services, Certs. of Part., Series 2009-B, 5.00% 2013	1,000	1,105
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.00% 2014	1,595	1,747
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.25% 2013	1,500	1,630
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2012	1,000	1,067
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2009, 5.00% 2013	1,620	1,751
City of Tampa, Utilities Tax Rev. Ref. Bonds, Series 2006, National insured, 5.00% 2015	3,885	4,378
		36,982

GEORGIA — 2.32%
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2011	1,000	1,042
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	2,500	2,684
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2014	2,450	2,717
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2015	2,000	2,210
		8,653

HAWAII — 0.89%
G.O. Ref. Bonds, Series 2009-DV, 5.00% 2012	3,000	3,332

ILLINOIS — 2.38%
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2015	1,000	1,118
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2013	6,000	6,621
County of Cook, G.O. Capital Equipment Bonds, Series 2009-D, 5.00% 2013	1,000	1,124
		8,863

INDIANA — 3.19%
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2011	2,000	2,077
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2012	2,000	2,122
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,165
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-6, 5.00% 2027 (put 2014)	3,000	3,288
Indianapolis Local Public Improvement Bond Bank, Ref. Bonds, Series 2009-B, 5.00% 2015	2,000	2,247
		11,899

KANSAS — 0.13%
Dev. Fin. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2013	200	218
Dev. Fin. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2014	225	249
		467

KENTUCKY — 0.61%
State Property and Buildings Commission, Rev. Bonds (Project No. 71), 5.50% 2013	2,000	2,259

LOUISIANA — 1.80%
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. and Ref. Bonds (Mortgage-backed Securities Program),
Series 2009-A-2, 5.25% 2039	1,050	1,133
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2013	1,240	1,349
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2014	1,905	2,095
Public Facs. Auth., Rev. Bonds (CHRISTUS Health), Series 2005-C-3, FSA insured, 5.00% 2012	2,000	2,121
		6,698

MASSACHUSETTS — 1.05%
Housing Fin. Agcy., Construction Loan Notes, Series 2009-D, 5.00% 2012	3,610	3,893

MICHIGAN — 2.85%
City of Detroit, Water Supply System, Rev. Bonds, Series 2005-B, FGIC insured, 5.00% 2013	1,580	1,735
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,552
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2012	1,000	1,088
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	2,000	2,230
		10,605

MINNESOTA — 0.28%
Minneapolis — St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2009-B, AMT, 5.00% 2012	1,000	1,058

MISSISSIPPI — 0.36%
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	1,250	1,334

MISSOURI — 0.86%
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-C, 4.90% 2036	1,250	1,338
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-D, 4.80% 2040	1,750	1,866
		3,204

NEVADA — 1.18%
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2012	2,000	2,127
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2003, National insured, 5.00% 2013	2,000	2,253
		4,380

NEW JERSEY — 1.57%
Econ. Dev. Auth., School Facs. Construction Bonds, FSA insured, 5.00% 2029 (put 2015)	2,000	2,231
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 2.50% 2012	2,500	2,549
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 4.00% 2012	1,000	1,061
		5,841

NEW MEXICO — 1.20%
Educational Assistance Foundation, Education Loan Bonds, Series 2009-C, AMT, 3.90% 2014	2,000	2,102
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	2,185	2,382
		4,484

NEW YORK — 8.41%
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	5,000	5,626
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	2,765	3,089
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2013	1,500	1,690
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2015	2,500	2,873
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	2,010	2,187
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, CIFG insured, 6.00% 2023 (put 2012)	1,500	1,656
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-3, 5.00% 2027 (put 2013)	2,000	2,218
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2014	1,000	1,136
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2015	1,000	1,134
City of New York, G.O. Bonds, Series J-1, 5.00% 2011	5	5
City of New York, G.O. Bonds, Series J-1, 5.00% 2011 (escrowed to maturity)	995	1,056
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2010 Subseries C-1, 5.00% 2012	1,290	1,419
New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003 Subseries 3B-1, 5.00% 2014	2,000	2,292
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2009, 5.00% 2015	2,000	2,245
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels),
Series 2009-A-1, 4.00% 2038 (put 2012)	2,500	2,686
		31,312

OHIO — 0.65%
City of Cleveland, Various Purpose G.O. Ref. Bonds, Series 2005, AMBAC insured, 5.25% 2013	2,120	2,408

OREGON — 1.60%
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2013	3,345	3,758
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2014	1,000	1,134
Facs. Auth., Rev. Ref. Bonds (Legacy Health System), Series 2010-A, 5.00% 2013	1,000	1,081
		5,973

PENNSYLVANIA — 0.44%
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2013	1,500	1,656

TENNESSEE — 0.86%
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 4.00% 2012	1,000	1,042
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care),
Series 2004-A, 4.00% 2012	1,000	1,059
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care),
Series 2004-A, 5.00% 2014	1,000	1,111
		3,212

TEXAS — 1.97%
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2009-B-2, 5.00% 2041 (put 2013)	2,000	2,201
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project),
Series 1997-A, National insured, 6.00% 2012	1,500	1,620
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2013	1,095	1,223
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-D, 5.00% 2014	1,000	1,149
Transportation Commission, State Highway Fund First Tier Rev. Bonds, Series 2006-A, 4.50% 2015	1,000	1,129
		7,322

VIRGINIA — 2.86%
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-C, 5.00% 2013	5,000	5,678
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	4,420	4,960
		10,638

WASHINGTON — 0.50%
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.50% 2015	1,625	1,856

WISCONSIN — 2.17%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	5,000	5,406
Petroleum Inspection Fee Rev. Ref. Bonds, Series 2009-1, 5.00% 2013	1,400	1,565
Petroleum Inspection Fee Rev. Ref. Bonds, Series 2009-1, 5.00% 2014	1,000	1,133
		8,104

Total bonds & notes (cost: $235,277,000)		238,731

	Principal amount	Value
Short-term securities — 33.91%	(000)	(000)

Industrial Dev. Auth. of Mobile County, Alabama, Pollution Control Rev. Ref. Bonds (ExxonMobil Project),
Series 2002, 0.20% 20321	$1,215	$1,215
State of California, Contra Costa Transportation Auth., Sales Tax Rev. Notes (Limited Tax Bonds),
Series 2009, 2.50% 10/1/2010	5,000	5,078
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-1, 0.23% 20361	2,350	2,350
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2000-B, TECP, 0.25% 2/4/2010	2,200	2,200
State of Florida, Lee Memorial Health System, Hospital Rev. Bonds, Series 2009-B, 0.20% 20331	3,000	3,000
School Board of Orange County, Florida, Certs. of Part., Series 2008-E, 0.21% 20221	1,500	1,500
Illinois Fin. Auth., Demand Rev. Bonds (Provena Health), Series 2009-B, 0.20% 20441	1,200	1,200
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-4, 0.20% 20391	5,625	5,625
Industrial Dev. Board of the Parish of Calcasieu, Inc., Louisiana, Environmental Rev. Bonds
(Citgo Petroleum Corp. Project), Series 1994, AMT, 0.18% 20241	1,200	1,200
Baltimore County, Maryland, Consolidated Public Improvement Bond Anticipation Notes,
Series 1995, TECP, 0.30% 2/3/2010	10,000	10,000
State of Maryland, Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue),
Series A, 0.24% 2/4/2010	5,000	5,000
Massachusetts Port Auth., Series 2003-B, AMT, TECP, 0.22% 3/2/2010	10,000	10,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Saint Louis University), Series 2008-B-2, 0.18% 20351	3,000	3,000
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2010-C, 2.50% 6/24/2010	10,000	10,092
Dormitory Auth. of the State of New York, Rev. Bonds (Cornell University), Series 2008-C, 0.21% 20371	1,200	1,200
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2009-A, 2.50% 6/30/2010	15,000	15,148
State of Rhode Island and Providence Plantations, G.O. Tax Anticipation Notes, 2.50% 6/30/2010	10,000	10,096
Berkeley County, South Carolina, Exempt Fac. Industrial Rev. Bonds (Amoco Chemical Co. Project),
Series 1998, AMT, 0.19% 20281	2,000	2,000
State of Texas, Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Amoco Oil Co. Project),
Series 1995, AMT, 0.20% 20271	1,000	1,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 8/31/2010	5,000	5,067
Harris County, Texas, Tax Anticipation Notes, Series 2009, 2.00% 2/25/2010	2,000	2,003
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 6/30/2010	10,500	10,607
Tarrant County, Texas, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas Project),
Series 2008-A, 0.18% 20411	1,375	1,375
Industrial Dev. Auth. of the City of Lexington, Virginia, Tax-Exempt Educational Facs. Rev. Bonds
(V.M.I. Dev. Board, Inc. Project), Series 2006, 0.21% 20361	800	800
State of Wisconsin, Operating Notes of 2009, 2.50% 6/15/2010	5,000	5,044
Sweetwater County, Wyoming, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp Project),
Series 1988-A, TECP, 0.27% 3/1/2010	10,500	10,500

Total short-term securities (cost: $126,213,000)		126,300

Total investment securities (cost: $361,490,000)		365,031
Other assets less liabilities		7,402

Net assets		$372,433

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-939-0310O-S24652

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: March 31, 2010

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: March 31, 2010